Average Annual Total Returns - SA Columbia Technology Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI World Information Technology Index (net) 1 Year	MSCI World Information Technology Index (net) 5 Years	MSCI World Information Technology Index (net) 10 Years	Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	45.74%	26.90%	19.22%	45.60%	26.72%	19.06%	45.53%	26.61%	18.92%	43.78%	26.06%	18.60%	44.92%	22.12%	18.46%